Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation of consolidated statement of cash flow (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net cash flows provided by operating activities	$ 63,866	$ 52,479
Cash flows from financing activities
Net cash flows used in financing activities	$ (126,679)	$ (177,074)